Income Taxes (Details - Reconciliation of the income tax benefit) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount	$ 1,859,369	$ 121,214
Effect of expenses not deductible for tax purpose	(5.00%)	(1.80%)
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amortization, Amount	$ (47,465)	$ (31,075)
Amortization	0.10%	0.50%
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	$ 5,416	$ 0
Allowance for doubtful debt	0.00%	0.00%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 9,175,033	$ 1,963,367
Change in valuation allowance	(24.90%)	(28.50%)
Income Tax Expense (Benefit)	$ 0	$ 0
Effective income tax rate	0.00%	0.00%
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation at Federal Statutory Income Tax Rate, Amount	$ (7,735,905)	$ (1,445,162)
Statutory tax rate	21.00%	21.00%
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Amount	$ (3,256,448)	$ (608,344)
State tax rate	8.80%	8.80%